June 2013
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
* This report has been prepared by, or is based on information furnished to U.S. Bank Corporate Trust Services ("U.S. Bank") by, one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank has not independently verified information received from or prepared by any such third party. U.S. Bank shall not and does not undertake responsibility for the accuracy, completeness, or sufficiency of this report or the information contained herein for any purpose , and U.S. Bank makes no representations or warranties with respect thereto. The information in this report is presented here with the approval of the Issuer solely as a convenience for the user, and should not be relied upon without further investigation by any user contemplating an investment decision with respect to the related securities.
DATES
Jonathan Vacca
Assistant Vice President
(312) 332-7457
jonathan.vacca@usbank.com
www.usbank.com/abs
190 South LaSalle St. 7Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Barclays Bank PLC
Mortgage Loan Seller:
General Electric Capital Corporation
Mortgage Loan Seller:
Natixis Real Estate Capital LLC
Mortgage Loan Seller:
RAIT Partnership, L.P.
Mortgage Loan Seller:
Redwood Commercial Mortgage Corporate
Mortgage Loan Seller:
UBS Real Estate Securities Inc.
Depositor:
UBS Commercial Mortgage Securitization Corp.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo, National Association
Special Servicer:
Rialto Capital Advisors, LLC
Operating Advisor:
Trimont Real Estate Advisors, Inc.
Payment Date:
Jun 12, 2013
Prior Payment:
May 10, 2013
Next Payment:
Jul 12, 2013
Record Date:
May 31, 2013
Determination Date:
Jun 7, 2013
First Payment Date:
Jan 11, 2013
Closing Date:
Dec 20, 2012
Cut-off Date:
Dec 1, 2012
Final Distribution Date:
Dec 12, 2045
- Statement to Certificateholders
* Payment Detail
* Factor Detail
* Principal Detail
* Interest Detail
* Reconciliation of Funds
* Additional Reconciliation Detail
* Ratings
* Historical Bond/Collateral Realized Loss Reconciliation

- Historical Delinquency & Liquidation Summary Page 13
- REO Status Report Page 14
- Historical Liquidation Loss Loan Detail Page 15
- Interest Shortfall Reconciliation Page 16
- Defeased Loan Detail Page 17
- Appraisal Reduction Report Page 18
- Loan Level Detail Page 19
- Historical Loan Modification Report Page 22
- Material Breaches and Document Defects Page 23
- Mortgage Loan Characteristics Page 24
June 2013
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass
Through Certificates, Series 2012-C4
Next
Pass-Thru
Pass-Thru
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
0.6728% 0.6728% 84,000,000.00 78,599,538.20 1,011,962.21 44,068.14 1,056,030.35 0.00 77,587,575.99
A-2
1.7119% 1.7119% 73,267,000.00 73,267,000.00 0.00 104,521.48 104,521.48 0.00 73,267,000.00
A-3
2.5328% 2.5328% 132,000,000.00 132,000,000.00 0.00 278,608.00 278,608.00 0.00 132,000,000.00
A-4 2.7919% 2.7919% 150,000,000.00 150,000,000.00 0.00 348,987.50 348,987.50 0.00 150,000,000.00
A-5 2.8502% 2.8502% 476,000,000.00 476,000,000.00 0.00 1,130,579.33 1,130,579.33 0.00 476,000,000.00
A-AB 2.4589% 2.4589% 104,000,000.00 104,000,000.00 0.00 213,104.67 213,104.67 0.00 104,000,000.00
A-S 3.3165% 3.3165% 145,610,000.00 145,610,000.00 0.00 402,429.64 402,429.64 0.00 145,610,000.00
X-A 2.0418% 1.8899% 1,164,877,000.00 1,159,476,538.20 1,972,832.73 1,972,832.73 1,158,464,575.99
X-B 0.5531% 0.4760% 134,689,000.00 134,689,000.00 62,085.68 62,085.68 134,689,000.00
B 3.7181% 3.7181% 69,164,000.00 69,164,000.00 0.00 214,298.89 214,298.89 0.00 69,164,000.00
C 4.5012% 4.3511% 65,525,000.00 65,525,000.00 0.00 245,786.21 245,786.21 0.00 65,525,000.00
D 4.6522% 4.5021% 61,884,000.00 61,884,000.00 0.00 239,915.78 239,915.78 0.00 61,884,000.00
E 4.6522% 4.5021% 25,481,000.00 25,481,000.00 0.00 98,786.34 98,786.34 0.00 25,481,000.00
F 4.6522% 4.5021% 18,202,000.00 18,202,000.00 0.00 70,566.66 70,566.66 0.00 18,202,000.00
G 4.6522% 4.5021% 50,963,493.00 50,963,493.00 0.00 197,578.42 197,578.42 0.00 50,963,493.00
V 0.0000% 0.0000% 100.00 100.00 0.00 0.00 100.00
R 0.0000% 0.0000% 100.00 100.00 0.00 0.00 100.00
LR 0.0000% 0.0000% 100.00 100.00 0.00 0.00 100.00
Totals:
1,456,096,493.00 1,450,696,031.20 1,011,962.21 5,624,149.47 6,636,111.68 0.00 1,449,684,068.99
PAYMENT DETAIL

June 2013
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass
Through Certificates, Series 2012-C4
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1 90270RBA1 0.93570879 12.04716917 0.52462071 12.57178988 0.00000000 0.92366162
A-2 90270RBB9 1.00000000 0.00000000 1.42658332 1.42658332 0.00000000 1.00000000
A-3 90270RBC7 1.00000000 0.00000000 2.11066667 2.11066667 0.00000000 1.00000000
A-4 90270RBD5 1.00000000 0.00000000 2.32658333 2.32658333 0.00000000 1.00000000
A-5 90270RBE3 1.00000000 0.00000000 2.37516666 2.37516666 0.00000000 1.00000000
A-AB 90270RBF0 1.00000000 0.00000000 2.04908337 2.04908337 0.00000000 1.00000000
A-S 90270RAA2 1.00000000 0.00000000 2.76375002 2.76375002 0.00000000 1.00000000
X-A 90270RAC8 0.99536392 0.00000000 1.69359746 1.69359746 0.00000000 0.99449519
X-B 90270RAE4 1.00000000 0.00000000 0.46095583 0.46095583 0.00000000 1.00000000
B 90270RAG9 1.00000000 0.00000000 3.09841666 3.09841666 0.00000000 1.00000000
C 90270RAJ3 1.00000000 0.00000000 3.75102953 3.75102953 0.00000000 1.00000000
D 90270RAL8 1.00000000 0.00000000 3.87686284 3.87686284 0.00000000 1.00000000
E 90270RAN4 1.00000000 0.00000000 3.87686276 3.87686276 0.00000000 1.00000000
F 90270RAQ7 1.00000000 0.00000000 3.87686298 3.87686298 0.00000000 1.00000000
G 90270RAS3 1.00000000 0.00000000 3.87686182 3.87686182 0.00000000 1.00000000
FACTOR DETAIL

June 2013
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass
Through Certificates, Series 2012-C4
Beginning
Scheduled
Unscheduled
Realized
Ending
Class
Balance
Principal
Principal
Loss
Balance
Original
Current
A-1 78,599,538.20 1,011,962.21 0.00 0.00 77,587,575.99 30.00% 30.11%
A-2 73,267,000.00 0.00 0.00 0.00 73,267,000.00 30.00% 30.11%
A-3 132,000,000.00 0.00 0.00 0.00 132,000,000.00 30.00% 30.11%
A-4 150,000,000.00 0.00 0.00 0.00 150,000,000.00 30.00% 30.11%
A-5 476,000,000.00 0.00 0.00 0.00 476,000,000.00 30.00% 30.11%
A-AB 104,000,000.00 0.00 0.00 0.00 104,000,000.00 30.00% 30.11%
A-S 145,610,000.00 0.00 0.00 0.00 145,610,000.00 20.00% 20.07%
B 69,164,000.00 0.00 0.00 0.00 69,164,000.00 15.25% 15.31%
C 65,525,000.00 0.00 0.00 0.00 65,525,000.00 10.75% 10.79%
D 61,884,000.00 0.00 0.00 0.00 61,884,000.00 6.50% 6.52%
E 25,481,000.00 0.00 0.00 0.00 25,481,000.00 4.75% 4.77%
F 18,202,000.00 0.00 0.00 0.00 18,202,000.00 3.50% 3.51%
G 50,963,493.00 0.00 0.00 0.00 50,963,493.00 0.00% 0.00%
Totals:
1,450,696,031.20 1,011,962.21 0.00 0.00 1,449,684,068.99
Credit Support
PRINCIPAL DETAIL

June 2013
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass
Through Certificates, Series 2012-C4
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1 44,068.14 0.00 0.00 0.00 0.00 44,068.14 0.00
A-2 104,521.48 0.00 0.00 0.00 0.00 104,521.48 0.00
A-3 278,608.00 0.00 0.00 0.00 0.00 278,608.00 0.00
A-4 348,987.50 0.00 0.00 0.00 0.00 348,987.50 0.00
A-5 1,130,579.33 0.00 0.00 0.00 0.00 1,130,579.33 0.00
A-AB 213,104.67 0.00 0.00 0.00 0.00 213,104.67 0.00
A-S 402,429.64 0.00 0.00 0.00 0.00 402,429.64 0.00
X-A 1,972,832.73 0.00 0.00 0.00 0.00 1,972,832.73 0.00
X-B 62,085.68 0.00 0.00 0.00 0.00 62,085.68 0.00
B 214,298.89 0.00 0.00 0.00 0.00 214,298.89 0.00
C 245,786.21 0.00 0.00 0.00 0.00 245,786.21 0.00
D 239,915.78 0.00 0.00 0.00 0.00 239,915.78 0.00
E 98,786.34 0.00 0.00 0.00 0.00 98,786.34 0.00
F 70,566.66 0.00 0.00 0.00 0.00 70,566.66 0.00
G 197,578.47 0.00 0.00 0.00 0.00 197,578.47 0.00
V 0.00 0.00 0.00 0.00 0.00 0.00 0.00
R 0.00 0.00 0.00 0.00 0.00 0.00 0.00
LR 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
5,624,149.52 0.00 0.00 0.00 0.00 5,624,149.52 0.00
INTEREST DETAIL

UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass
Through Certificates, Series 2012-C4
June 2013
Interest
Fees
Scheduled Interest
5,655,687.44
Servicing Fee
29,587.19
Interest Adjustments
0.00
Trustee/Certificate Administrator Fee
699.54
Deferred Interest
0.00
Operating Advisor Fee
1,251.24
Net Prepayment Shortfall
0.00
Special Servicing Fee
0.00
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Liquidation Fee
0.00
Interest Collections
5,655,687.44
Special Serv Fee plus Adj.
0.00
Miscellaneous Fee
0.00
Fee Distributions
31,537.97
Principal
Scheduled Principal
1,011,962.21
Additional Trust Fund Expenses
Unscheduled Principal
0.00
Reimbursed for Interest on Advances
0.00
Principal Adjustments
0.00
Net ASER Amount
0.00
Principal Collections
1,011,962.21
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Additional Trust Fund Expenses
0.00
Other
Payments to Certificateholders
Yield Maintenance
0.00
Interest Distribution
5,624,149.47
Other Collections
0.00
Principal Distribution
1,011,962.21
Yield Maintenance
0.00
Payments to Certificateholders
6,636,111.68
Total Collections
6,667,649.65
Total Distribution
6,667,649.65
0.00
Funds Distribution
Net Difference: Bonds - Collateral
RECONCILIATION OF FUNDS
Funds Collection

UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass
Through Certificates, Series 2012-C4
June 2013
Stated Principal Balance
Mortgage Loans
Beginning
Ending
Addt'l Trust
Interest
1,450,696,031.94 1,449,684,069.73
Losses
Fund Expenses
Shortfalls
Current Collection Period
0.00 0.00 0.00
Interest Reserve Account
Aggregate for All
Beg Balance
(Withdraw)/Dep
End Balance
Prior Collection Periods
0.00 0.00 0.00
0.00 0.00 0.00
Disclosable Special Servicer Fees
Excess Liquidation Proceeds Account
Commission
0.00
Beg Balance
(Withdraw)/Dep
End Balance
Brokerage Fee
0.00
0.00 0.00 0.00
Rebate
0.00
Shared Fee
0.00
Other
0.00
Advances:
Master
Special
Controlling Class: Class G
Servicer
Servicer
Trustee
Controlling Class (Class G) Representative: RREF CMBS AIV, LP
Principal
25,569.61 0.00 0.00
Interest
105,468.84 0.00 0.00
Interest Accrual Period:
May 1 - May 31
Total Current Advances
131,038.45 0.00 0.00
Cumulative Advances
130,628.59 0.00 0.00
Interest on Advances
0.00 0.00 0.00
ADDITIONAL RECONCILIATION DETAIL

UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass
Through Certificates, Series 2012-C4
June 2013
Ending
Modified/
Principal
Extended/
Loan ID
Balance
Waived
Terms
Fees
Penalties
Payment
Totals:
Comments
CURRENT LOAN MODIFICATION REPORT

UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass
Through Certificates, Series 2012-C4
June 2013
Count
Balance
Count
Balance
(Foreclosure Proceedings Commenced, but not REO Property)
ADDITIONAL LOAN DETAIL
Specially Serviced Loans that are not Delinquent
Current but not Specially Serviced Loans

June 2013
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass
Through Certificates, Series 2012-C4
Proceeds of Any
Liquidation
Other
Portion Included
Asset Number
Repurchase
Proceeds
Amounts
in Avail Funds
ADDITIONAL LOAN DETAIL
Mortgage Loans Repurchased By Mortgage Loan Seller
Or Otherwise Liquidated Or Disposed During Relating Collection Period

UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass
Through Certificates, Series 2012-C4
June 2013
Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
UBS Real Estate Securities Inc. 5/15/2013 0001541886
Barclays Bank PLC 5/14/2013 0000312070
Natixis Real Estate Capial LLC 2/14/2013 0001542256
General Electric Capital Corporation 2/8/2013 0000040554
RAIT Partnership, L.P. 2/8/2013 0001175134
Redwood Commercial Mortgage Corp. 2/11/2013 0001567746
Status
ADDITIONAL LOAN DETAIL
Repurchase/Replacement

June 2013
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass
Through Certificates, Series 2012-C4
Current
Sales Date of Final
Bal of Excess
Property
Stated Prin
Loss on Proceeds and
Recovery
Liquidation
Asset Number
City
State
Type
DSCR
Balance
Asset Number
Mortgage Loan
Other Amts Determination Proceeds Acct
REO ADDITIONAL DETAIL
REO Properties Sold Or Disposed During Relating Collection Period
Mortgage Loans That Became REO Property Preceding Calendar Month

UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass
Through Certificates, Series 2012-C4
June 2013
Curr Beg Sch
Aggregate
Prior
Amt Covered Int (Shortage)/
Mod Adj/ Addt'l (Recov)
Real'd Loss
Recov of (Recov)/Real'd
Distribution
Bal of Loan Realized Loss
Real'd Loss
by OC/other Excess Appl'd
Appraisal
Exp Appl'd Appl'd to Cert
Real'd Loss Loss Appl'd to
Date
Loan ID
at Liquidation
on Loans Appl'd to Cert Credit Support to Real'd Loss Reduction Adj to Real'd Loss
to Date
Paid as Cash
to Cert Int
Totals:
HISTORICAL BOND/COLLATERAL REALIZED LOSS RECONCILIATION

June 2013
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Month
Count
Balance Count
Balance Count
Balance
Count
Balance
Count
Balance
30 Days Delinq
60 Days Delinq
90+ Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance Count
Balance
(1) (1) (1)
June 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
May 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
April 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
March 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
February 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
January 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

June 2013
REO STATUS REPORT
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
State
Ending
Scheduled Loan
Amount
Total Exposure
Most Recent
Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
Liquidation/
Prepayment
Date
Net Proceed on
Liquidation
Other Revenues
Collected
Appraisal
Reduction
Amount
Count:
Totals:

June 2013
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Current
Beginning
Scheduled
Balance
Most Recent
Value
Liquidation
Sales Price
Net Proceeds
Received on
Liquidation
Liquidation
Expense
Net Proceeds
Available for
Distribution
Realized Loss
to Trust
Date of
Current Period
Adjustment to
Trust
Current Period
Adjustment to
Trust
Loss to Loan
with Cumulative
Adjustment to
Trust
Loan ID
Count:
Totals:

June 2013
INTEREST SHORTFALL RECONCILIATION
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
Excess
(Shortfall)
Non-
Recoverable
(Scheduled
Interest)
Reimbursed
Interest on
Advances
Modified
Interest Rate
(Reduction)/
Excess
Current Month
Outstanding
Other
(Shortfalls)/
Refunds
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00

June 2013
DEFEASED LOAN DETAIL
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status
Count:
Totals:

June 2013
APPRAISAL REDUCTION REPORT
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

June 2013
LOAN LEVEL DETAIL
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
625100001 Retail
AZ 08/01/2022 0 2,780,808.78 4.950 15,020.29 0.00 06/01/2013 0.00 0 11,866.64 0.00
625100002 Lodging
NY 10/01/2022 0 4,937,623.80 5.360 30,287.75 0.00 06/01/2013 0.00 0 22,824.32 0.00
625100004 Retail
PA 11/01/2022 0 6,674,024.93 4.300 33,341.96 0.00 06/01/2013 0.00 0 24,744.27 0.00
625100005 Retail
MS 12/01/2022 0 2,978,310.95 4.840 15,812.58 0.00 06/01/2013 0.00 0 12,427.05 0.00
782100002 Office
TX 12/06/2022 0 128,200,000.00 3.845 424,466.64 0.00 06/06/2013 0.00 0 424,466.64 0.00
782100003 Retail
CA 06/01/2020 0 74,000,000.00 3.709 236,345.72 0.00 06/01/2013 0.00 0 236,345.72 0.00
782100004 Office
OK 11/06/2022 0 63,000,000.00 4.833 262,190.25 0.00 06/06/2013 0.00 0 262,190.25 0.00
782100005 Lodging
OH 11/06/2022 0 59,444,881.76 4.396 300,314.80 0.00 06/06/2013 0.00 0 225,309.23 0.00
782100006 Retail
UT 05/01/2020 0 58,000,000.00 3.693 184,444.83 0.00 06/01/2013 0.00 0 184,444.83 0.00
782100007 Retail
NJ 10/06/2022 0 53,900,000.00 4.448 206,448.98 0.00 06/06/2013 0.00 0 206,448.98 0.00
782100009 Lodging
NA 08/05/2022 0 35,404,331.20 5.000 210,452.41 0.00 06/05/2013 0.00 0 152,684.04 0.00
782100011 Retail
NY 09/05/2017 0 30,000,000.00 5.095 131,620.83 0.00 06/05/2013 0.00 0 131,620.83 0.00
782100012 Retail
NY 12/06/2022 0 28,264,013.53 4.136 138,299.09 0.00 06/06/2013 0.00 0 100,785.28 0.00
782100013 Retail
NY 09/05/2022 0 25,230,355.59 5.000 136,889.51 0.00 06/05/2013 0.00 0 108,751.85 0.00
782100014 Lodging
NY 12/06/2017 0 24,534,615.65 4.500 137,846.45 0.00 06/06/2013 0.00 0 95,236.75 0.00
782100015 Mixed Use
TX 12/01/2022 0 24,109,030.17 4.410 121,828.48 0.00 06/01/2013 0.00 0 91,668.57 0.00
782100016 Retail
TX 12/05/2022 0 21,855,498.04 4.730 110,711.23 0.00 06/05/2013 0.00 0 89,106.65 0.00
782100018 Lodging
OH 11/06/2022 0 20,805,708.62 4.396 105,110.18 0.00 06/06/2013 0.00 0 78,858.23 0.00
782100019 Mobile Home
FL 11/01/2022 0 20,350,000.00 4.160 72,898.22 0.00 06/01/2013 0.00 0 72,898.22 0.00
782100020 Office
NA 12/06/2022 0 19,859,900.13 5.000 107,364.32 0.00 06/06/2013 0.00 0 85,601.60 0.00
782100021 Office
IL 12/06/2022 0 19,833,863.24 4.119 96,854.43 0.00 06/06/2013 0.00 0 70,434.22 0.00
782100022 Multifamily
LA 10/05/2022 0 19,306,671.36 4.694 101,058.20 0.00 06/05/2013 0.00 0 78,123.02 0.00
782100025 Office
TX 12/06/2017 0 14,874,961.95 4.100 72,479.76 0.00 06/06/2013 0.00 0 52,587.11 0.00
782100027 Lodging
CT 12/06/2022 0 13,918,584.73 5.845 89,134.33 0.00 06/06/2013 0.00 0 70,150.49 0.00
782100028 Office
OR 12/01/2022 0 12,897,049.41 4.370 64,868.75 0.00 06/01/2013 0.00 0 48,593.56 0.00
782100029 Office
CA 12/06/2022 0 12,399,140.78 4.272 61,653.59 0.00 06/06/2013 0.00 0 45,671.10 0.00
782100030 Retail
TX 11/06/2022 0 12,395,007.54 4.900 66,340.84 0.00 06/06/2013 0.00 0 52,359.04 0.00
782100031 Lodging
NJ 11/06/2022 0 12,268,044.35 5.562 76,604.80 0.00 06/06/2013 0.00 0 58,840.24 0.00
782100033 Retail
TX 10/06/2022 0 11,706,299.34 4.630 60,832.39 0.00 06/06/2013 0.00 0 46,728.60 0.00
782100037 Office
TX 11/06/2022 0 10,508,183.21 4.741 55,237.13 0.00 06/06/2013 0.00 0 42,950.11 0.00
782100038 Multifamily
OH 10/06/2022 0 10,502,654.70 5.080 57,422.48 0.00 06/06/2013 0.00 0 45,993.28 0.00
782100039 Office
PA 12/06/2022 0 10,220,442.17 4.500 52,188.59 0.00 06/06/2013 0.00 0 39,652.79 0.00
782100040 Retail
KY 11/06/2022 0 10,000,000.00 4.700 40,472.22 0.00 06/06/2013 0.00 0 40,472.22 0.00
782100041 Lodging
TN 09/06/2022 0 9,702,775.85 5.000 57,582.12 0.00 06/06/2013 0.00 0 41,843.60 0.00
782100042 Office
HI 12/06/2022 0 9,098,958.35 5.250 50,581.86 0.00 06/06/2013 0.00 0 41,177.39 0.00
782100043 Office
IN 12/06/2022 0 8,734,733.14 4.709 45,690.39 0.00 06/06/2013 0.00 0 35,464.33 0.00
782100044 Self Storage
MI 10/06/2022 0 8,715,566.65 4.860 46,490.24 0.00 06/06/2013 0.00 0 36,516.39 0.00
782100045 Multifamily
MI 12/06/2022 0 8,659,771.17 5.101 51,635.76 0.00 05/06/2013 0.00 B 38,094.03 0.00
782100046 Lodging
CA 11/06/2022 0 8,394,928.85 4.600 47,729.52 0.00 06/06/2013 0.00 0 33,310.36 0.00
782100048 Office
TX 11/06/2022 0 7,930,079.83 4.694 41,464.10 0.00 06/06/2013 0.00 0 32,094.43 0.00
782100051 Self Storage
CA 11/06/2022 0 7,300,000.00 4.258 26,763.12 0.00 06/06/2013 0.00 0 26,763.12 0.00

June 2013
LOAN LEVEL DETAIL
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
782100052 Multifamily
TX 12/06/2022 0 7,131,903.09 4.728 37,385.14 0.00 06/06/2013 0.00 0 29,070.21 0.00
782100053 Office
NJ 12/06/2028 0 7,000,000.00 4.873 29,373.36 0.00 05/06/2013 0.00 B 29,373.36 0.00
782100056 Mixed Use
TX 09/06/2022 0 6,459,580.49 4.900 34,656.45 0.00 06/06/2013 0.00 0 27,286.94 0.00
782100058 Retail
CA 12/06/2022 0 6,333,666.20 4.707 36,329.40 0.00 06/06/2013 0.00 0 25,714.96 0.00
782100060 Lodging
FL 12/06/2022 0 5,955,313.04 4.688 31,075.01 0.00 06/06/2013 0.00 0 24,069.22 0.00
782100063 Self Storage
NM 11/06/2022 0 5,450,515.69 4.543 28,008.39 0.00 06/06/2013 0.00 0 21,348.62 0.00
782100064 Self Storage
VA 10/01/2022 0 4,981,062.35 5.070 29,710.46 0.00 06/01/2013 0.00 0 21,781.11 0.00
782100065 Retail
AL 12/06/2022 0 4,962,847.83 4.700 25,931.89 0.00 06/06/2013 0.00 0 20,109.31 0.00
782100068 Retail
IN 10/01/2017 0 4,803,925.11 4.880 32,013.89 0.00 06/01/2013 0.00 0 20,236.65 0.00
782100069 Mixed Use
CA 11/06/2022 0 4,711,041.12 5.022 25,562.93 0.00 06/06/2013 0.00 0 20,395.24 0.00
782100070 Self Storage
CA 10/06/2022 0 4,455,004.49 4.650 23,203.66 0.00 06/06/2013 0.00 0 17,859.98 0.00
782100072 Multifamily
NY 12/06/2022 0 4,159,839.97 5.221 25,096.60 0.00 05/06/2013 0.00 B 18,730.68 0.00
782100073 Industrial
NY 12/01/2022 0 3,968,805.06 4.450 20,148.75 0.00 06/01/2013 0.00 0 15,227.10 0.00
782100074 Retail
GA 11/06/2022 0 3,966,792.66 4.960 21,375.19 0.00 06/06/2013 0.00 0 16,961.46 0.00
782100075 Other
OH 10/06/2022 0 3,952,412.87 5.654 24,932.73 0.00 05/06/2013 0.00 B 19,270.77 0.00
782100078 Office
TX 11/06/2022 0 3,767,268.21 4.770 19,868.43 0.00 06/06/2013 0.00 0 15,492.03 0.00
782100079 Office
TX 12/01/2022 0 3,587,399.02 4.560 18,445.78 0.00 06/01/2013 0.00 0 14,103.57 0.00
782100080 Self Storage
TX 11/01/2022 0 2,926,031.01 5.070 15,962.68 0.00 06/01/2013 0.00 0 12,788.42 0.00
782100082 Self Storage
CA 11/06/2022 0 2,700,000.00 4.258 9,898.69 0.00 06/06/2013 0.00 0 9,898.69 0.00
782100083 Retail
GA 09/06/2022 0 2,645,296.58 4.750 13,954.07 0.00 06/06/2013 0.00 0 10,832.76 0.00
782100084 Self Storage
CA 11/06/2022 0 2,650,000.00 4.258 9,715.38 0.00 06/06/2013 0.00 0 9,715.38 0.00
782100085 Retail
TX 12/01/2022 0 2,475,954.97 4.540 19,444.44 0.00 06/01/2013 0.00 0 9,717.63 0.00
782100086 Self Storage
MI 10/06/2022 0 2,446,301.15 4.860 13,048.96 0.00 06/06/2013 0.00 0 10,249.49 0.00
782100087 Retail
TX 12/06/2022 0 2,431,207.02 4.536 12,466.25 0.00 06/06/2013 0.00 0 9,507.85 0.00
782100088 Retail
FL 12/06/2017 0 1,489,440.36 4.975 8,029.42 0.00 06/06/2013 0.00 0 6,387.84 0.00
883100026
NA 10/06/2022 0 140,000,000.00 5.040 607,600.00 0.00 06/06/2013 0.00 0 607,600.00 0.00
883100027 Retail
GA 10/06/2022 0 4,932,058.92 4.820 28,707.55 0.00 06/06/2013 0.00 0 20,504.83 0.00
883100028 Retail
MD 10/06/2022 0 3,945,647.13 4.820 22,966.04 0.00 06/06/2013 0.00 0 16,403.86 0.00
883100029 Retail
LA 05/06/2022 0 3,758,471.16 4.850 21,941.18 0.00 06/06/2013 0.00 0 15,722.81 0.00
883100030 Office
CT 11/06/2022 0 7,827,700.00 4.355 29,354.96 0.00 06/06/2013 0.00 0 29,354.96 0.00
883100031 Office
CT 11/06/2022 0 8,515,700.00 4.355 31,935.06 0.00 06/06/2013 0.00 0 31,935.06 0.00
883100032 Office
CT 11/06/2022 0 28,656,600.00 4.355 107,466.23 0.00 06/06/2013 0.00 0 107,466.23 0.00
883100034 Retail
AZ 11/06/2022 0 5,700,280.10 4.750 29,994.72 0.00 06/06/2013 0.00 0 23,342.94 0.00
883100035 Industrial
CA 06/06/2022 0 6,938,295.87 4.650 36,094.58 0.00 06/06/2013 0.00 0 27,815.24 0.00
883100036 Self Storage
CA 11/06/2022 0 4,400,000.00 3.715 14,075.72 0.00 06/06/2013 0.00 0 14,075.72 0.00
883100037 Mixed Use
MN 11/06/2022 0 20,817,712.81 4.730 109,292.93 0.00 06/06/2013 0.00 0 84,891.09 0.00
883100038 Office
MD 12/06/2022 0 7,437,481.00 4.100 36,239.88 0.00 06/06/2013 0.00 0 26,293.56 0.00
883100039 Office
MD 12/06/2022 0 11,534,339.68 4.450 58,557.31 0.00 06/06/2013 0.00 0 44,253.76 0.00
883100040 Office
MD 12/06/2022 0 14,735,297.70 4.500 75,242.77 0.00 06/06/2013 0.00 0 57,169.31 0.00
883100041 Office
MD 12/06/2022 0 10,939,842.22 4.500 55,862.06 0.00 06/06/2013 0.00 0 42,443.88 0.00
883100042 Mixed Use
MO 12/06/2022 0 17,219,947.86 4.655 89,515.00 0.00 06/06/2013 0.00 0 69,107.49 0.00

June 2013
LOAN LEVEL DETAIL
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
883100043 Self Storage
CA 12/06/2022 0 8,188,698.92 4.700 42,787.62 0.00 06/06/2013 0.00 0 33,180.37 0.00
883100044
CA 12/06/2022 0 15,576,616.19 4.410 78,712.23 0.00 06/06/2013 0.00 0 59,226.20 0.00
883100045 Retail
VA 12/06/2022 0 30,400,000.00 4.900 128,271.11 0.00 06/06/2013 0.00 0 128,271.11 0.00
883100046 Retail
TN 12/06/2022 0 6,388,021.73 5.190 38,423.50 0.00 06/06/2013 0.00 0 28,593.07 0.00
883100047 Multifamily
TX 12/06/2022 0 6,305,164.59 4.960 33,933.11 0.00 06/06/2013 0.00 0 26,959.84 0.00
883100050 Multifamily
TX 12/06/2022 0 12,095,554.87 3.958 57,949.65 0.00 06/06/2013 0.00 0 41,281.82 0.00
883100051 Multifamily
TX 12/06/2022 0 11,296,779.78 4.058 54,771.17 0.00 06/06/2013 0.00 0 39,528.61 0.00
883100052 Industrial
OH 12/06/2022 0 5,640,857.33 4.700 32,332.98 0.00 06/06/2013 0.00 0 22,868.11 0.00
883100054 Multifamily
TX 12/06/2022 0 7,324,573.81 3.985 35,205.20 0.00 06/06/2013 0.00 0 25,168.92 0.00
1,449,684,069.73 6,667,649.65 0.00 0.00 91
Totals:
Count:
5,655,687.44 0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 7 = Foreclosure in Process; 9 = REO.
* If State field is blank or 'XX', loan has properties in multiple states.

June 2013
HISTORICAL LOAN MODIFICATION REPORT
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Old P&I
Modified
Payment
Amount
Old Maturity
Date
Maturity
Date
Total Months
for Change of
Modification
Modification Code
Count:
Totals:

June 2013
MATERIAL BREACHES AND DOCUMENT DEFECTS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Disclosure Control #
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

June 2013
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Count
Balance ($)
%
0M to 4.9M
26 94,813,550.52 6.54%
5M to 9.9M
25 183,808,590.63 12.68%
10M to 14.9M
16 192,292,182.43 13.26%
15M to 19.9M
5 91,796,998.78 6.33%
20M to 24.9M
6 132,472,565.29 9.14%
25M to 29.9M
3 82,150,969.12 5.67%
30M to 34.9M
2 60,400,000.00 4.17%
35M to 39.9M
1 35,404,331.20 2.44%
50M to 54.9M
1 53,900,000.00 3.72%
55M to 59.9M
2 117,444,881.76 8.10%
60M to 64.9M
1 63,000,000.00 4.35%
70M to 74.9M
1 74,000,000.00 5.10%
125M to 129.9M
1 128,200,000.00 8.84%
140M to 144.9M
1 140,000,000.00 9.66%
Total
91
1,449,684,069.73
100.00%
Remaining Principal Balance
0
2
4
6
8
10
12
14
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
35
M
t
o
39.9M
50
M
t
o
54.9M
55
M
t
o
59.9M
60
M
t
o
64.9M
70
M
t
o
74.9M
12
5M
to
12
9.9M
14
0M
to
14
4.9M
Count
Balance ($)
%
3.500% - 3.740%
3 136,400,000.00 9.41%
3.750% - 3.990%
3 147,620,128.68 10.18%
4.000% - 4.240%
6 102,057,099.50 7.04%
4.250% - 4.490%
16 278,959,596.60 19.24%
4.500% - 4.740%
26 260,455,915.65 17.97%
4.750% - 4.990%
19 177,489,920.38 12.24%
5.000% - 5.240%
13 302,525,784.82 20.87%
5.250% - 5.490%
2 14,036,582.15 0.97%
5.500% - 5.740%
2 16,220,457.22 1.12%
5.750% - 5.990%
1 13,918,584.73 0.96%
Total
91
1,449,684,069.73
100.00%
Gross Rate
Total Weighted Average Rate: 4.53%
0
4
8
12
16
20
24
3.500% -
3.740%
3.750% -
3.990%
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%

June 2013
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Count
Balance ($)
%
TEXAS
19 297,380,476.94 23.71%
CALIFORNIA
13 158,047,392.42 12.60%
NEW YORK
7 121,095,253.60 9.65%
OHIO
5 100,346,515.28 8.00%
NEW JERSEY
3 73,168,044.35 5.83%
OKLAHOMA
1 63,000,000.00 5.02%
CONNECTICUT
4 58,918,584.73 4.70%
UTAH
1 58,000,000.00 4.62%
MARYLAND
5 48,592,607.73 3.87%
VIRGINIA
2 35,381,062.35 2.82%
FLORIDA
3 27,794,753.40 2.22%
LOUISIANA
2 23,065,142.52 1.84%
MINNESOTA
1 20,817,712.81 1.66%
ILLINOIS
1 19,833,863.24 1.58%
MICHIGAN
3 19,821,638.97 1.58%
MISSOURI
1 17,219,947.86 1.37%
PENNSYLVANIA
2 16,894,467.10 1.35%
TENNESSEE
2 16,090,797.58 1.28%
INDIANA
2 13,538,658.25 1.08%
OREGON
1 12,897,049.41 1.03%
GEORGIA
3 11,544,148.16 0.92%
KENTUCKY
1 10,000,000.00 0.80%
HAWAII
1 9,098,958.35 0.73%
ARIZONA
2 8,481,088.88 0.68%
NEW MEXICO
1 5,450,515.69 0.43%
ALABAMA
1 4,962,847.83 0.40%
MISSISSIPPI
1 2,978,310.95 0.24%
Total
88
1,254,419,838.40
100.00%
Geographic Distribution by State
0
4
8
12
16
20
24
TEXAS
CALIFORNIA
NEW YORK
OH
IO
NEW
JE
RSEY
OKLAH
O
MA
CO
NNECTICUT
UTAH
M
ARY
LA
ND
VIRGINIA
FLORIDA
LOUISIANA
M
IN
NESOTA IL
LIN
O
IS
M
IC
HIGAN
M
ISS
O
URI
PENNSYLVANIA
TENNESSEE
INDIANA
OR
EGON
GE
O
RGIA
KENTUCKY
HAWAII
ARIZONA
NEW MEXIC
O
ALABAMA
M
ISSISSIPPI

June 2013
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Count
Balance ($)
%
51 - 53
2 34,803,925.11 2.40%
54 - 56
3 40,899,017.96 2.82%
81 - 83
1 58,000,000.00 4.00%
84 - 86
1 74,000,000.00 5.10%
105 - 107
1 3,758,471.16 0.26%
108 - 110
3 45,123,435.85 3.11%
111 - 113
43 665,979,811.96 45.94%
114 - 116
37 527,119,407.69 36.36%
Total
91
1,449,684,069.73
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 107
0
5
10
15
20
25
30
35
40
45
50
51 - 53 54 - 56 81 - 83 84 - 86 105 - 107 108 - 110 111 - 113 114 - 116
Count
Balance ($)
%
0.500% - 0.990%
1 25,230,355.59 1.74%
1.000% - 1.490%
7 127,310,829.54 8.78%
1.500% - 1.990%
55 752,971,213.66 51.94%
2.000% - 2.490%
20 259,871,429.05 17.93%
2.500% - 2.990%
5 219,200,241.89 15.12%
3.000% - 3.490%
1 58,000,000.00 4.00%
5.500% - 5.990%
1 4,400,000.00 0.30%
6.000% - 6.490%
1 2,700,000.00 0.19%
Total
91
1,449,684,069.73
100.00%
DSCR
Total Weighted Average DSCR: 2.00
* Used the Most Recent DSCR (NOI) provided
0
10
20
30
40
50
60
0.500%
-
0.990%
1.000%
-
1.490%
1.500%
-
1.990%
2.000%
-
2.490%
2.500%
-
2.990%
3.000%
-
3.490%
5.500%
-
5.990%
6.000%
-
6.490%

June 2013
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
53.31%
Amortizing Balloon
27.77%
IO / Amortizing / Balloon
18.92%
IO / Balloon
Amortizing Balloon 53.31%
IO / Amortizing / Balloon 27.77%
IO / Balloon 18.92%
Total: 100.00%
Count
Balance ($)
%
Amortizing Balloon
73 772,784,069.73 53.31%
IO / Amortizing / Balloon
12 402,600,000.00 27.77%
IO / Balloon
6 274,300,000.00 18.92%
Total
91
1,449,684,069.73
100.00%
Amortization Type